UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09523

Electric City Funds, Inc.

(Exact name of registrant as specified in charter)

1292 Gower Road

 Glenville,  NY 12302

(Address of principal executive offices)

(Zip code)

David Jones and Assoc., P.C.

395 Sawdust Road, #2148
The Woodlands, TX 77380

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 370-0289

Date of fiscal year end: August 31

Date of reporting period: August 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Electric City Value Fund

Electric City Dividend Growth Fund

ANNUAL REPORT

August 31, 2004

ELECTRIC CITY FUNDS

To Our Shareholders:

Electric City Value Fund

On August 31, 2004 the Electric City Value Fund (“ECVFX” or “Value Fund”) had 35 holdings in the Fund, in addition to cash and equivalents, 0 covered call options written and the audited net asset value was $13.57 per share. The fiscal year total return was 12.33%.

A complete list of the fund’s holdings is available for your review on the accompanying Schedule of Investments.

Since the fund’s December 30, 1999 inception, through August 31, 2004, the fund appreciated by 35.72% versus returns of -24.55% for the Standard & Poor’s 500 Index and -21.02% for the Russell 3000® Index.

Electric City Dividend Growth Fund

On August 31, 2004 the Electric City Dividend Growth Fund (“ECDGX” or “Dividend Growth Fund”) had 26 holdings in the Fund, in addition to cash and equivalents, and the audited net asset value was $10.71 per share. The fiscal year total return was 9.81%.

A complete list of the Fund’s holdings is available for your review on the accompanying Schedule of Investments.

Since the Fund’s January 4, 2002 inception, through August 31, 2004, the Fund appreciated by 8.16% versus returns of -5.24% for the Standard & Poor’s 500 Index and -3.08% for the Russell 3000® Index.

Management discussion

The past year continued the turnaround in the equity market that began in the spring of 2003. While the performance of the major equity indexes during calendar year 2003 returns was excellent, earlier this year I was referring to 2003 as a “junk stock market”. Companies with no earnings, weak balance sheets and non-dividend paying companies far outperformed companies with earnings, strong balance sheets and dividend paying companies.

If this trend continued, it could easily have resulted in another bubble to be popped, with the bad economic and financial market consequences that would inevitably result. Fortunately, so far 2004 has seen stronger performance from those companies that have earnings, strong balance sheets and pay dividends. Remember, we are investing in a market of stocks and not the “stock market”. I continue to be on the lookout for opportunities that provide acceptable levels of reward versus risk.

The economy, interest rates and fiscal policy are continuing to provide a tailwind for equity markets. World events, domestic politics and valuations are providing a headwind. As a result, domestic equity markets have shown minimal volatility of late. However, if history is any guide, this is not likely to persist for very long.

In the meantime, as the “tortoise”, we will continue to plod along diligently, while the harried “hare” appears to be able to rest for a bit.

This past fiscal year was an odd one in that portfolio turnover in the Value Fund was very low at 10.11%, and turnover in the Dividend Growth Fund was 0%, as it was in fiscal year 2002. While our portfolio turnover has historically been moderate to low, this year’s portfolio turnover is abnormally low, and is not likely to be repeated. Moderate to low turnover is beneficial as “friction” costs; capital gains taxes, commissions, trading impact of bid/ask spreads are typically lower for low versus high turnover funds.

Thank you!

Please don’t hesitate to call us if you have any questions about your account or want to discuss the fund. Shareholder Services can be reached by calling 800-453-6556. I can be reached at 518-370-0289.

As always, thank you for your trust and confidence. We hope that in the years to come we will be able to repay you by achieving our objective of building shareholder wealth.

James W. Denney

President and Portfolio Manager

Electric City Funds

ELECTRIC CITY VALUE FUND

Performance Illustration

Performance Illustrations

Comparison of change in value of a $10,000 investment in

Electric City Value Fund

and Standard & Poor’s 500 Index and Russell 3000 Index

	Total Return One Year	Total Return Since Inception	Average Annual Return Since Inception	Value of a $10,000 Investment
Electric City Value Fund (1)	12.33%	35.72%	6.76%	$13,640
S&P 500 (2)	9.55%	-24.55%	-5.84%	$7,545
Russell 3000 (3)	9.45%	-21.02%	-4.92%	$7,898

$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Dec-99
Aug-00
Aug-01
Aug-02
Aug-03
Aug-04
$13,640
$7,864
$7,545
Electric City Value Fund
S&P 500 Index
Russell 3000

*Period beginning December 30, 1999 (Electric City Value Fund’s commencement of operations)

1. Dividends reinvested into asset.

2. The Standard & Poor's 500 Stock Index ("S&P 500") is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The S&P 500 is a widely recognized, unmanaged index of common stock prices. The figures for the S&P 500 do not reflect dividend reinvestment and, as an unmanaged index, do not reflect any deductions for fees, expenses or taxes. If dividends were reinvested the index return would be higher.

3. The Russell 3000® Index ("Russell 3000") is constructed in manner designed to represent the broad U.S. equity universe. The Russell 3000 consists of the 3000 largest publicly listed U.S. companies, representing about 98% of the total capitalization of the entire U.S. stock market. The figures for the Russell 3000 do not reflect dividend reinvestment and, as an unmanaged index, do not reflect any deductions for fees, expenses or taxes. If dividends were reinvested the index return would be higher.

ELECTRIC CITY DIVIDEND GROWTH FUND

Performance Illustration

Performance Illustrations

Comparison of change in value of a $10,000 investment in

Electric City Dividend Growth Fund

and Standard & Poor’s 500 Index and Russell 3000 Index

	Total Return One Year	Total Return Since Inception	Average Annual Return Since Inception	Value of a $10,000 Investment
Electric City Dividend Growth Fund (1)	9.81%	8.16%	3.00%	$10,816
S&P 500 (2)	9.55%	-5.24%	-2.00%	$9,476
Russell 3000 (3)	9.45%	-3.08%	-1.17%	$9,692

$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Jan-02
Aug-02
Aug-03
Aug-04
$10,816
$9,624
$9,418
Electric City Dividend Growth Fund
S&P 500 Index
Russell 3000

*Period beginning January 4, 2002 (Electric City Dividend Growth Fund’s commencement of operations)

1. Dividends reinvested into asset.

2. The Standard & Poor's 500 Stock Index ("S&P 500") is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The S&P 500 is a widely recognized, unmanaged index of common stock prices. The figures for the S&P 500 do not reflect dividend reinvestment and, as an unmanaged index, do not reflect any deductions for fees, expenses or taxes. If dividends were reinvested the index return would be higher.

3. The Russell 3000® Index ("Russell 3000") is constructed in manner designed to represent the broad U.S. equity universe. The Russell 3000 consists of the 3000 largest publicly listed U.S. companies, representing about 98% of the total capitalization of the entire U.S. stock market. The figures for the Russell 3000 do not reflect dividend reinvestment and, as an unmanaged index, do not reflect any deductions for fees, expenses or taxes. If dividends were reinvested the index return would be higher.

Electric City Value Fund

		Schedule of Investments
		August 31, 2004
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Advertising
1,800	Valassis Communications *	$ 50,868	2.03%

Apparel / Accessories
2,400	Liz Claiborne	91,368	3.65%

Audio & Video Equipment
8,600	Rockford Corporation *	40,592	1.62%

Broadcasting & Cable TV
35,000	Sirius Satellite Radio *	81,200	3.24%

Business Services
22,900	Edgar Online, Inc. *	19,236	0.77%

Communications Services
1,200	SBC Communications	30,948
500	Verizon Communications	19,625
		50,573	2.02%

Conglomerates
2,300	General Electric Co.	75,417
3,500	Tyco Intl.	109,620
		185,037	7.39%
Construction Services
1,000	Ashland, Inc.	51,430	2.05%

Crops
17,900	Landec Corporation *	85,025	3.40%

Electric Utilities
2,000	National Grid Transco PLC	84,820	3.39%

Hotels/Motels
11,400	Arlington Hospitality, Inc. *	37,506	1.50%

Investment Services
700	Value Line, Inc.	25,837	1.03%

Major Drugs
2,000	Bristol-Myers Squibb Co.	47,460
2,500	Schering-Plough	46,150
		93,610	3.74%

Money Center Banks
1,200	Bank of America Corp.	53,976
1,500	Citigroup, Inc.	69,870
		123,846	4.95%

Personal and Household Products
14,200	Decorator Industries, Inc.	123,540	4.93%

Personal Services
3,200	Steiner Leisure *	68,384	2.73%

Pharmaceuticals
1,700	Merck & Co. Inc.	76,449	3.05%

Property and Casualty Insurance
900	Allstate Corp.	42,489
30	Berkshire Hathaway, Inc. Class B *	86,820
		129,309	5.16%

Real Estate
3,000	Tejon Ranch *	111,870	4.47%

Recreational Services
2,000	Disney (Walt) Co.	44,900	1.79%

Regional Banks
2,000	Banknorth Group	67,940
1,000	Community Bank System, Inc.	25,550
		93,490	3.73%

Restaurants
1,500	McDonald's Corp.	40,530	1.62%

Retail (Specialty)
1,000	BJ's Wholesale Club *	25,320
2,500	Home Depot	91,400
1,800	Toys R Us, Inc.*	29,232
		145,952	5.83%

Savings & Loans / Savings Banks
1,800	Washington Mutual, Inc.	69,894	2.79%

Software & Programming
80,000	IFS International Holdings, Inc.*	64
1,500	Microsoft Corp.	40,950
		41,014	1.64%
Water Transportation
1,800	Alexander & Baldwin, Inc.	55,422	2.21%

Total for Common Stock (Cost $1,635,287)		2,021,702	80.76%

CASH AND EQUIVALENTS
481,541	First American U.S.Treasury Money Market Fund .73% (Cost $481,541)	481,541	19.24%

	Total Investments (Cost $2,116,828)	2,503,243	100.00%

	Other Assets in Excess of Other Liabilities	119	0.00%

	Net Assets	$ 2,503,362	100.00%

* Non-income producing security
(a) Variable rate security: the coupon rate shown represents the yield at August 31, 2004

Electric City Dividend Growth Fund

		Schedule of Investments
		August 31, 2004
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Auto & Truck Parts
500	Genuine Parts	$ 18,955	2.70%

Capital Goods
700	Gorman-Rupp Corp.	18,760	2.68%

Communications Services
700	SBC Communications	18,053
300	Verizon Communications	11,775
		29,828	4.25%
Footware
1,100	Wolverine World Wide	26,532	3.78%

Insurance Accidental & Health
36	Medco Health Solutions, Inc. *	1,124
800	UnumProvident Corp.	12,944
		14,068	2.01%

Investment Services
1,050	Raymond James Financial	25,431
600	T. Rowe Price Group, Inc.	29,718
		55,149	7.87%
Major Drugs
700	Bristol-Meyers Squibb Co.	16,611
700	Schering-Plough	12,922
		29,533	4.21%

Miscellaneous Fabricated Products
800	Barnes Group, Inc.	20,784	2.96%

Money Center Banks
400	Bank of America Corp.	17,992	2.57%

Natural Gas Utilities
600	Piedmont Natural Gas	26,040	3.71%

Oil & Gas Operations
275	Exxon Mobil	12,678	1.81%

Pharmaceuticals
300	Merck & Co.	13,491	1.92%

Property and Casualty Insurance
500	Allstate Corp.	23,605	3.37%

Recreational Services
600	Carnival Corp.	$ 27,474	3.92%

Regional Banks
800	Banknorth Group	27,176
1,200	Community Bank System	30,660
700	KeyCorp	21,945
		79,781	11.38%

Retail (Specialty)
600	Home Depot	21,936
700	Limited Brands	14,056
		35,992	5.13%

Savings & Loans / Savings Banks
420	Charter One Financial	18,677
500	Washington Mutual, Inc.	19,415
		38,092	5.43%

Software & Programming
800	Microsoft Corp.	21,840	3.11%

Total for Common Stock (Cost $448,224)		510,594	72.81%

CASH AND EQUIVALENTS
192,051	First American U.S. Treasury Money Market Fund .73% (Cost $192,051) (a)	192,051	27.39%

	Total Investments (Cost $640,275)	702,645	100.20%

	Liabilities in Excess of Other Assets	(1,403)	(0.20)%

	Net Assets	$ 701,242	100.00%
* Non-income producing security
(a) Variable rate security: the coupon rate shown represents the yield at August 31, 2004

Electric City Funds

Statement of Assets and Liabilities		Dividend
August 31, 2004	Value Fund	Growth Fund

Assets
Investment Securities at Market Value	$ 2,503,243	$702,645
(Cost $2,116,828; $640,275)
Cash	1,735	0
Receivables:
Dividends and Interest	2,200	1,163
Total Assets	2,507,178	703,808
Liabilities
Administrative Fees	1,622	453
Investment Advisory Fees	1,654	574
Distribution Fees	540	151
Payable to Custodian Bank	0	1,388
Total Liabilities	3,816	2,566
Net Assets	$ 2,503,362	$701,242
Net Assets Consist of:
Capital Paid In	$ 2,152,993	$637,624
Accumulated Undistributed Net Investment Income (Loss)	(109)	1,510
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(35,937)	(262)
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Cost - Net	386,415	62,370
Net Assets, for 184,458 and 65,494 Shares Outstanding	$ 2,503,362	$701,242

Net Asset Value Per Share ($2,503,362/184,458 shares;
$701,242/65,494 shares, respectively)	$ 13.57	$ 10.71

Electric City Funds

Statement of Operations
For the year ending August 31, 2004		Dividend
	Value Fund	Growth Fund
Investment Income:
Dividends	$43,740	$12,776
Interest	1,240	670
Total Investment Income	44,980	13,446
Expenses: (Note 3)
Management Fees	22,517	6,480
Administrative Fees	17,776	5,103
Distribution Fees	5,925	1,706
Total Expenses	46,218	13,289

Net Investment Income (Loss)	(1,238)	157

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	8,966	0
Unrealized Appreciation (Depreciation) on Investments	235,040	62,827
Net Realized and Unrealized Gain (Loss) on Investments and Options	244,006	62,827

Net Increase (Decrease) in Net Assets from Operations	$242,768	$62,984

Electric City Value Fund

Statement of Changes in Net Assets
	9/1/2003	9/1/2002
	to	to
	8/31/2004	8/31/2003
From Operations:
Net Investment Income (Loss)	$ (1,238)	$ (6,494)
Net Realized Gain (Loss) on Investments	8,966	7,707
Net Realized Gain (Loss) on Option Transactions	0	15,257
Net Unrealized Appreciation (Depreciation)	235,040	143,360
Increase (Decrease) in Net Assets from Operations	242,768	159,830
From Distributions to Shareholders:
Net Investment Income	0	0
Net Realized Gain from Security Transactions	0	0
Change in Net Assets from Distributions	0	0
From Capital Share Transactions:
Proceeds From Sale of Shares	331,405	110,396
Shares Issued on Reinvestment of Dividends	0	0
Cost of Shares Redeemed	(64,711)	(109,487)
Net Increase from Shareholder Activity	266,694	909

Net Increase (Decrease) in Net Assets	509,462	160,739

Net Assets at Beginning of Period	1,993,900	1,833,161

Net Assets at End of Period	$ 2,503,362	$ 1,993,900

Share Transactions:
Issued	24,135	10,023
Reinvested	0	0
Redeemed	(4,715)	(10,340)
Net increase (decrease) in shares	19,420	(317)
Shares outstanding beginning of period	165,038	165,355
Shares outstanding end of period	184,458	165,038

Electric City Dividend Growth Fund

Statement of Changes in Net Assets
	9/1/2003	9/1/2002
	to	to
	8/31/2004	8/31/2003
From Operations:
Net Investment Income	$ 157	$ 3,581
Net Realized Gain (Loss) on Investments	0	(262)
Net Unrealized Appreciation (Depreciation)	62,827	28,702
Increase (Decrease) in Net Assets from Operations	62,984	32,021
From Distributions to Shareholders:
Net Investment Income	(2,228)	(2,608)
Net Realized Gain from Security Transactions	0	0
Change in Net Assets from Distributions	(2,228)	(2,608)
From Capital Share Transactions:
Proceeds From Sale of Shares	1,050	257,730
Shares Issued on Reinvestment of Dividends	2,228	2,608
Cost of Shares Redeemed	(2,723)	(40,008)
Net Increase from Shareholder Activity	555	220,330

Net Increase in Net Assets	61,311	249,743

Net Assets at Beginning of Period	639,931	390,188
Net Assets at End of Period (including accumulated undistributed net
investment income of $1,510 and $3,581, respectively)	$ 701,242	$ 639,931

Share Transactions:
Issued	104	26,579
Reinvested	214	292
Redeemed	(255)	(4,257)
Net increase (decrease) in shares	63	22,614
Shares outstanding beginning of period	65,431	42,817
Shares outstanding end of period	65,494	65,431

Electric City Value Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	9/1/2003	9/1/2002	9/1/2001	9/1/2000	12/30/99*
	to	to	to	to	to
	8/31/2004	8/31/2003	8/31/2002	8/31/2001	8/31/2000
Net Asset Value -
Beginning of Period	$12.08	$11.09	$12.70	$11.91	$10.00
Net Investment Income (Loss)	(0.01)	(0.04)	(0.05)	0.01	0.07
Net Gains or Losses on Securities
(realized and unrealized)	1.50	1.03	(1.56)	0.83	1.84
Total from Investment Operations	1.49	0.99	(1.61)	0.84	1.91
Distributions
(from net investment income)	0.00	0.00	0.00	(0.04)	0.00
(from capital gains)	0.00	0.00	0.00	(0.01)	0.00
Total from Distributions	0.00	0.00	0.00	(0.05)	0.00
Net Asset Value -
End of Period	$13.57	$12.08	$11.09	$12.70	$11.91

Total Return (a)	12.33%	8.93%	-12.68%	7.18%	19.10%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	2,503	1,994	1,833	1,919	1,032

Ratio of Expenses to Average Net Assets	1.95%	1.85%	1.65%	1.65%	1.65%	(b)
Ratio of Net Income to Average Net Assets	-0.05%	-0.37%	-0.41%	0.06%	1.02%	(b)
Portfolio Turnover Rate	10.11%	59.45%	50.34%	69.81%	64.07%	(b)

(a) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions and do not assume the effects of any sales charge.  Total returns for periods less than one year are not annualized.

(b) Annualized
* Commencement of Operations

Electric City Dividend Growth Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	9/1/2003	9/1/2002	1/4/2002*
	to	to	to
	8/31/2004	8/31/2003	8/31/2002
Net Asset Value -
Beginning of Period	$ 9.78	$ 9.11	$ 10.00
Net Investment Income	0.00	0.08	0.04
Net Gains or Losses on Securities
(realized and unrealized)	0.96	0.65	(0.93)
Total from Investment Operations	0.96	0.73	(0.89)
Distributions
(from net investment income)	(0.03)	(0.06)	0.00
(from capital gains)	0.00	0.00	0.00
Total from Distributions	(0.03)	(0.06)	0.00
Net Asset Value -
End of Period	$ 10.71	$ 9.78	$ 9.11

Total Return (a)	9.81%	8.00%	(8.90)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	701	640	390

Ratio of Expenses to Average Net Assets	1.96%	1.85%	1.65%	(b)
Ratio of Net Income to Average Net Assets	0.02%	0.87%	0.88%	(b)
Portfolio Turnover Rate	0.00%	4.67%	0.00%	(b)

(a) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions and do not assume the effects of any sales charge.  Total returns for periods less than one year are not annualized.

(b) Annualized
* Commencement of Operations

ELECTRIC CITY FUNDS

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2004

1.) ORGANIZATION:

Electric City Funds, Inc. (the “Company”) is a diversified, open-end management investment company. The Company was organized in Maryland as a Corporation and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  At present, there are two series authorized by the Company, the Electric City Value Fund (the “Value Fund”) and the Electric City Dividend Growth Fund (the “Dividend Growth Fund”).

The Value Fund commenced investment operations on December 30, 1999.  The Fund's primary investment objective is to build shareholder wealth by maximizing the total return of the Fund’s portfolio.  Total return is derived by combining the total changes in the principal value of all the Fund’s investments with the total dividends and interest paid to the Fund.

The Dividend Growth Fund commenced investment operations on January 4, 2002.  The Fund’s primary investment objective is to build shareholder wealth by investing in the securities of companies that are, or have the potential to, pay increasing dividends over time.  Effective December 29, 2003 the Fund did not submit a current prospectus therefore shares of the Dividend Growth Fund are no longer offered.

2.) SIGNIFICANT ACCOUNTING POLICIES:

SECURITY VALUATION:

The Funds intend to invest in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income is recorded on the ex-dividend date.  Interest income is recorded as earned.  The Funds use the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES:

There is no provision for federal income tax.  It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains, in order to qualify as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986.

NET ASSET VALUE PER SHARE:

The net asset value per share of each fund is calculated each business day by dividing the total value of each Fund’s assets, less liabilities, by the number of shares outstanding.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

OPTION WRITING:

When either of the Funds write an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting the closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

DISTRIBUTION TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

OTHER:

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassification will have no effect on net assets, results of operations, or net asset values per share.  For the year ended August 31, 2004, net investment loss of $1,238 from the Value Fund was reclassed to paid in capital.

3.)

INVESTMENT ADVISORY AGREEMENT

Each Fund has entered into an investment advisory and administration agreement with Mohawk Asset Management, Inc. (the “Adviser”).  Each Fund is authorized to pay the Adviser a fee equal to an annual rate of 0.95% of the average daily net assets of the Funds for investment advisory services and a fee equal to an annual rate of 0.75% of the average daily net assets of the Funds for administrative fees.  Mohawk Asset Management, Inc. has agreed to be responsible for payment of all operating expenses of the fund except for taxes, interest, litigation expenses and any other extraordinary expenses.

As a result of the above calculation, for the year ended August 31, 2004, the Adviser earned management fees totaling $22,517 and administrative fees totaling $17,776 for services provided to the Electric City Value Fund. As of August 31, 2004, the Fund owed $3,276 to Mohawk Asset Management, Inc. For the year ended August 31, 2004, the Adviser earned management fees totaling $6,480 and administrative fees totaling $5,103 for services provided to the Electric City Dividend Growth Fund. As of August 31, 2004, the Fund owed $1,027 to Mohawk Asset Management, Inc.

4.)  DISTRIBUTION PLANS

As noted on the Funds’ Prospectus, each Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act.  The Fund’s plan provides that the Fund pay a servicing or Rule 12b-1 fee of .25% of the average net assets to the adviser for performing certain servicing functions for Funds’ shareholders and to cover fees paid to broker-dealers for sales and promotional services.

The Electric City Value Fund incurred distribution fees totaling $5,925 for the year ended August 31, 2004.  As of August 31, 2004, the Fund owed $540 to Mohawk Asset Management, Inc.  The Electric City Dividend Growth Fund incurred distribution fees totaling $1,706 for the year ended August 31, 2004.  As of August 31, 2004, the Fund owed $151 to Mohawk Asset Management, Inc.

5.)

RELATED PARTY TRANSACTIONS

Control persons of Mohawk Asset Management, Inc. also serve as directors of the Funds.  These individuals receive benefits from the Adviser resulting from the advisory and administration fees paid to the Adviser of the Fund.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of August 31, 2004, National Investors Services Corp. held for the benefit of others, in aggregate, approximately 77% and 96% of the Value Fund and the Dividend Growth Fund, respectively.

6.)

CAPITAL STOCK AND DISTRIBUTION

At August 31, 2004, the Company was authorized to issue 100,000,000 shares of capital stock ($.0001 par value). The Company has classified and registered for sale up to 25,000,000 shares of the Funds. Paid in capital at August 31, 2004 was $2,152,993 and $637,624 for the Value Fund and the Dividend Growth Fund, respectively.

7.)

INVESTMENTS

Value Fund:     For the year ended August 31, 2004, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $207,673 and $275,559, respectively.

For federal income tax purposes, the cost of investments owned at August 31, 2004 was $2,131,232. The difference between book cost and tax cost consists of wash sales in the amount of $277, and post-October loss deferrals in the amount of $14,127. As of August 31, 2004, the gross unrealized appreciation for all securities totaled $502,857 and the gross unrealized depreciation for all securities totaled $130,846 for a net unrealized appreciation of $372,011.

Dividend Growth Fund: For the year ended August 31, 2004, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $14,815 and $0, respectively.

For federal income tax purposes, the cost of investments owned at August 31, 2004 was $640,275.  As of August 31, 2004, the gross unrealized appreciation for all securities totaled $85,335 and the gross unrealized depreciation for all securities totaled $22,964 for a net unrealized appreciation of $62,370.

8.) CALL OPTIONS WRITTEN

       Transactions in options written during the year ended August 31, 2004, were as follows:

	Number Of Contracts	Premiums Received
Options outstanding at August 31, 2003	47	$3,229
Options exercised	47	(3,229)
Options outstanding at
August 31, 2004	0	$0

9.) LOSS CARRYFORWARDS

At August 31, 2004, the Value Fund had available for federal tax purposes an unused capital loss carryover of $13,780 all of which expires in 2010.  Capital loss carryovers are available to offset subsequent years realized capital gains.  To the extent that these carryovers are used to offset future capital gains, it is probable that the amount offset will not be distributed to the shareholders.

At August 31, 2004, the Dividend Growth Fund had available for federal income tax purposes an unused capital loss carryover of $262, all of which expires in 2012.  Capital loss carryovers are available to offset subsequent years realized capital gains.  To the extent that these carryovers are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

10.) DISTRIBUTION TO SHAREHOLDERS

Value Fund: There were no distributions during the fiscal year ended August 31, 2004.

Dividend Growth Fund: On December 29, 2003 a distribution of $0.034 per share was declared.  The dividend was paid on December 29, 2003, to shareholders of record on December 26, 2003.

The tax character of distributions paid during fiscal years 2003 and 2004 was as follows.

Dividend Growth Fund:

Distributions paid from:	2004	2003
Undistributed Ordinary Income:	$ 2,228	$ 2,608
Undistributed Long-Term Capital Gain	0	0
Unrealized Appreciation (Depreciation)	0	0
	$ 2,228	$ 2,608

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

	Value Fund	Dividend Growth Fund
Undistributed Ordinary Income (Accumulated Loss)	$ (109)	$ 1,510
Undistributed Long-Term Capital Gain	(21,533)	(262)
Unrealized Appreciation/(Depreciation)	372,011	62,370
	$ 350,369	$ 63,618

The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable primary to the tax deferral of losses on wash sales and post-October losses.

11.) CHANGE IN ACCOUNTANTS

For the year ended August 31, 2004, the Fund’s Audit Committee and Board selected Cohen McCurdy, Ltd. (“Cohen”) to replace McCurdy & Associates, Inc. (“McCurdy”) as the Fund’s auditors to be effective upon the resignation of McCurdy.

Upon receipt of notice that Cohen was selected as the Fund’s auditor, McCurdy, whose audit practice was acquired by Cohen, resigned as independent auditors to the Fund.  McCurdy’s reports on the Fund’s financial statements for the fiscal year ended August 31, 2003 contained no adverse opinion or a disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles.  During the fiscal year ended August 31, 2003 through the date of engagement of Cohen, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy, would have caused McCurdy to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial statements for such period.

Neither the Fund nor anyone on its behalf consulted with Cohen on items which (i) concerned the application of accounting principles to a specific transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph  (a) (1) (v) of said Item 304).

12.) SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

The Board of Directors (the “Board”) of Electric City Funds, Inc. (the “Company”) has voted to call a special meeting of all shareholders of the Electric City Value and the Electric City Dividend Growth Fund for September 10, 2004, in order to seek shareholder approval of a single proposal, the election of a slate of Directors to serve on the Board of the company until such time as their successors shall be duly elected and qualified.

ELECTRIC CITY FUNDS

Directors and Officers

The business and affairs of the Funds are managed under the direction of the Fund's Board of Directors. Information pertaining to the directors and officers of the Funds are set forth below. The Fund's Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling toll free 1-800-453-6556.

Name,Address,Age[1]	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen by Director	Other Directorships Held by Director[2]
James W. Denney Age: 39	Interested Director[3], President, Chairman	Indefinite, Since December, 1999	President of Mohawk Asset Management, Inc., a registered investment adviser. Chairman, President and Portfolio of the Company since its inception in December, 1999.	2	None
Patrick M. DiCesare Age: 60	Independent Director	Indefinite, Since January, 2004.	Independent Consultant since January, 2004. Formerly Principal, DiCesare, Spataro & Associates, Burnt Hills, NY, a property and casualty insurance agency.	2	None
Edward A. Sorenson Age: 52	Independent Director	Indefinite, Since September, 2004.	Currently Executive Vice President, Program Risk Management, Inc and PRM Claim Services, Inc, since 2001. Formerly Special underwriting Assignment with CGU Insurance from 2000 to 2001. Director of Specialty Workers Compensation, AIG Insurance, from 1998 to 2000.	2	None

1 Each director may be contacted by writing to the director, c/o Electric City Funds, 112 Erie Boulevard, Schenectady, NY 12305.

2 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e.,"public companies") or other investment companies registered under the 1940 Act.

3 Mr. Denney is an officer of Mohawk Asset Management, Inc. and is considered to be an “interested person” of the Fund and “Interested Person” within the meaning of the Investment Company Act of 1940.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and

Board of Directors

Electric City Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Electric City Value Fund and the Electric City Dividend Growth Fund as of August 31, 2004, and the related statements of operations, changes in net assets  and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  The statements of changes in net assets for the year ended August 31, 2003 and the financial highlights for the periods indicated prior to August 31, 2004 were audited by McCurdy & Associates CPA’s, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd.  McCurdy & Associates CPA’s, Inc. expressed unqualified opinions on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of investments and cash held as of August 31, 2004 by correspondence with the Funds’ custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in  all material respects, the financial position of Electric City Value Fund and Electric City Dividend Growth Fund as of August 31, 2004,  the results of  their operations, changes in net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/Cohen McCurdy, Ltd.

Westlake, Ohio

October 29, 2004

1292 Gower Road

Glenville, New York 12302

Phone (518) 370-0289

Toll Free (800) 453-6556

This report is provided for the general information of the shareholders of the Electric City Funds. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The Company has adopted a written code of ethics, sections of which apply to the Company’s President, Treasurer, and officers performing similar functions.  The provisions of these sections are reasonably designed to promote:

1.

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

2.

Full, fair, accurate, timely and understandable disclosure in reports and documents that the Company files with, or submits to, the Securities and Exchange Commission (the “SEC”) and in other public communications made by the Company;

3.

Compliance with applicable governmental laws, rules and regulations;

4.

The prompt reporting of violations of the code to an appropriate person or person identified in the code; and

5.

Accountability for adherence to the code.

The Company will provide a copy of its most recent code of ethics, upon request, to any person.  You may request a copy of the code by writing to the Company at Electric City Funds, Inc., c/o Mutual Shareholder Services, LLC, 8869 Brecksville Road, Suite C, Brecksville, OH  44141, or by calling the Company, toll free, at 1-800-453-6556.

Item 3. Audit Committee Financial Expert.

The Board of Directors has created a permanent audit committee, the members of which at August 31, 2004 were Mr. Patrick DeCesare (Mr. Edward A. Sorensen was elected to the Board of Directors and appointed to the audit committee during September 2004).  Each member of the audit committee is “independent”, as that term is defined under applicable law.  The audit committee meets at least annually with the independent accountants and executive officers of the Company.  The audit committee reviews, among other matters, the accounting principles being applied by the Company in financial reporting, the scope and adequacy of internal controls, and the responsibilities and fees of the independent accountants.  The recommendations of the audit and committee are reported to the full Board.

The audit committee does not currently have a member that qualifies as a “financial expert”, as that term is defined under current SEC regulations.  The straightforward nature of the Funds’ investments and accounting requirements and the fact that transfer agency and accounting functions are performed by an unaffiliated third party and audited by an independent accounting firm, would not negatively impact the audit committee’s ability to fulfill its requirements without the presence of a ‘financial expert.”

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2003

$ 15,217

FY 2004

$ 15,686

(b)

Audit-Related Fees

Registrant

FY 2003

$ 0

FY 2004

$ 0

Nature of the fees:

N/A

(c)

Tax Fees

Registrant

FY 2003

$ 1,895

FY 2004]

$ 2,565

Nature of the fees:

N/A

(d)

All Other Fees

Registrant

FY 2003

$ 0

FY 2004

$ 0

Nature of the fees:

N/A

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee meets at least annually prior to the filing of annual financial statements, meets with the auditor for the purpose of discussing services to be provided by the auditor, to determine whether the auditor is likely to perform any non-audit services, and to determine the scope of the audit. None of these functions is delegated to management.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

N/A

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2003

$ 0

FY 2004

$ 0

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.  The auditor did not perform any non-audit services other than preparing tax returns.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10.  Controls and Procedures.

(a)

The Company has adopted internal control and disclosure procedures reasonably designed to ensure that material information relating to the Company’s financial reports, including its consolidated subsidiaries, is made known to the Company’s President, Treasurer, and officers performing similar functions, particularly during the time the reports are being made, and that such information is created, accumulated, compiled and presented accurately, honestly, and completely.

The President and Treasurer have evaluated the procedures within ninety days of this report and found them to be adequate to provide reasonable assurance that the financial statements are accurate, honest and complete.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH. Not applicable.

(a)(2)

EX-99.CERT”.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Electric City Funds, Inc.

By /s/ James W. Denney

* James W. Denney

President and Treasurer

Date November 11, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James W. Denney

* James W. Denney

President and Treasurer

Date November 11, 2004

* Print the name and title of each signing officer under his or her signature.